Schedule of Deferred Share Units (Details) - $ / shares								1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		Oct. 01, 2024	Apr. 01, 2024	Jul. 06, 2023	Jul. 04, 2023	Jul. 01, 2023	Apr. 21, 2023	Oct. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance									14,026,494	14,026,494	7,044,527		4,822,741
Weighted average grant date fair value per share, Unvested, Beginning balance									$ 0.15	$ 0.15	$ 0.24		$ 0.22
Number of shares, Unvested, Granted											9,720,403	[1],[2]	10,844,993	[3],[4],[5]
Weighted average grant date fair value per share, Unvested, Granted											$ 0.11	[1],[2]	$ 0.23	[3],[4],[5]
Number of shares, vested									672,450	672,450	2,667,436		5,809,217
Weighted average grant date fair value per share, Unvested, Vested									$ 0.10	$ 0.10	$ 0.23		$ 0.24
Number of shares, Unvested, ending balance									13,354,044	13,354,044	14,026,494		7,044,527
Weighted average grant date fair value per share, Unvested, Ending balance									$ 0.15	$ 0.15	$ 0.15		$ 0.24
Number of shares, Unvested, Vested									(672,450)	(672,450)	(2,667,436)		(5,809,217)
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance									337,475	337,475	1,495,454		2,710,000
Weighted average grant date fair value per share, Unvested, Beginning balance									$ 0.16	$ 0.16	$ 0.90		$ 0.97
Number of shares, Unvested, Granted											2,865,363		1,857,280	[6],[7]
Weighted average grant date fair value per share, Unvested, Granted											$ 0.13		$ 0.22	[6],[7]
Number of shares, vested											4,023,342	[7]	3,071,826	[6],[8]
Weighted average grant date fair value per share, Unvested, Vested	[7]										$ 0.41		$ 0.55
Number of shares, Unvested, ending balance									337,475	337,475	337,475		1,495,454
Weighted average grant date fair value per share, Unvested, Ending balance									$ 0.16	$ 0.16	$ 0.16		$ 0.90
Number of shares, Unvested, Vested											(4,023,342)	[7]	(3,071,826)	[6],[8]
Deferred Share Unit [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, vested		337,475	1,907,840	245,454	1,611,826	210,000	1,250,000	1,051,787
Number of shares, Unvested, Vested		(337,475)	(1,907,840)	(245,454)	(1,611,826)	(210,000)	(1,250,000)	(1,051,787)

[1]	On January 29, 2024, the Company granted 672,450 RSUs to executives and employees of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $50,000 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On March 13, 2024, the Company granted 9,047,953 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $361,690 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On July 4, 2023, the Company granted 6,735,356 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2024, 2025 and 2026. The vesting of these RSUs resulted in stock-based compensation of $344,515 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[4]	On June 1, 2023, the Company granted 4,067,637 RSUs to executives and employees of the Company, which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $355,420 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[5]	On June 4, 2023, the Company granted 42,000 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $7,825 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[6]	On July 4, 2023, 1,611,826 DSUs were issued to the Company’s Directors which vested immediately.
[7]	On July 6, 2023, 245,454 DSUs were issued to one of the Company’s Directors which vests on July 6, 2024.
[8]	On April 21, 2023, 1,250,000 DSUs for one of the Company’s Directors vested.